BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE 10 - BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of December 31,
	repayments	interest rate	2024	2025
			S$’000	S$’000

Term loans (unsecured)	Within 5 years	2.50%	53	-
Property loan (secured)	Within 27 years	3.75% - 4.82%	407	398
Total:			460	398

Representing: -
Within 12 months			62	10
Between 2 - 3 years			20	11
Over 3 - 5 years			22	35
Over 5 years			356	342
			460	398

Term loan of S$500,000 was an unsecured borrowing from OCBC bank in 2020 with an annual fixed interest rate of 2.5%. The loan is for a period of 5 years up to 2025. This amount was used to finance the expansion of the business. The term loan has been fully repaid on June 30, 2025.

Mortgage loan of S$420,000 was a secured borrowing from OCBC bank in 2023. The loan is for a period of 27 years up to 2050 with an annual variable interest rate of 4.82% and 3.75% in December 31, 2024 and December 31, 2025 respectively. This amount was used to finance the acquisition of an office property located at 7030 Ang Mo Kio Avenue 5 #09-102 Singapore 569880.

The Company’s bank borrowings currently are guaranteed by a personal guarantee from Joyce Lee Jue Hui, director and shareholder of the Company.